Income Taxes (Details 1) - USD ($)	6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
(Loss) income before income taxes	$ (4,853,751)	$ 7,097,628	$ 5,447,196
Income tax computed at statutory EIT rate (25%)	(1,213,438)	1,774,407	1,361,799
Effect of different tax rates available to different jurisdictions	0	(19)	19,173
Non-deductible expenses	33,559	0	0
Change in valuation allowance and others	1,075,353	(1,999,707)	93,080
Income tax expenses	$ (104,526)	$ (225,319)	$ 1,474,052